RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Due to related parties	$ 1,271,090	$ 1,065,313
Arnold Kondrat [Member]
Related Party Transaction [Line Items]
Due to related parties	719,331	633,465
Loncor Gold Inc. [Member]
Related Party Transaction [Line Items]
Due to related parties	422,592	352,681
Donat Madilo [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 129,167	$ 79,167